Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
19.	Earnings per share
Basic earnings per share
The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2021	2020
Net income attributable to owners of the Company	664,361	275,675
Issued common shares, beginning of year	93,397,985	81,450,326
Effect of stock options exercised	593,740	858,488
Effect of repurchase of own shares	(937,480)	(1,204,210)
Effect of share issuance	-	8,008,750
Weighted average number of common shares	93,054,245	89,113,354

Earnings per share – basic (in dollars)	7.14	3.09
Diluted earnings per share
The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2021	2020
Net income attributable to owners of the Company	664,361	275,675
Weighted average number of common shares	93,054,245	89,113,354
Dilutive effect:
Stock options and restricted share units	2,281,778	1,821,452
Weighted average number of diluted common shares	95,336,023	90,934,806

Earnings per share - diluted (in dollars)	6.97	3.03
As at December 31, 2021, no stock options were excluded from the calculation of diluted earnings per share (2020 – 99,485) as these options were deemed to be anti-dilutive.
The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on quoted market prices for the period during which the options were outstanding.